Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollars in thousands)	2014	2013
Current expense
Federal	$57	$-
State	173	372
Deferred expense (benefit)
Federal	1,899	50
State	(57)	18
Change in valuation allowance	38	(7,584)
Total	$2,110	$(7,144)
(Dollars in thousands)	2014	2013

Continuing operations	$1,604	$(6,590)
Other comprehensive loss	506	(554)
Total	$2,110	$(7,144)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollars in thousands)	December 31,
	2014	2013
Deferred tax assets:
Allowance for loan losses	$1,904	$2,054
Allowance for impairment of other real estate owned	41	80
Net operating loss (NOL) carryforward	1,895	3,202
Unrealized loss on investment securities	640	1,146
Deferred revenue	107	273
Deferred compensation	697	611
Depreciation	162	72
Other	523	364
Total deferred tax assets	5,969	7,802

Deferred tax liabilities:
Prepaid expenses	90	81
Total deferred tax liabilities	90	81

Net deferred tax asset	5,879	7,721

Valuation allowance	(243)	(205)
Total net deferred tax asset	$5,636	$7,516

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollars in thousands)	2014		2013
	Amount	%	Amount	%
Tax expense at statutory rate	$1,816	34%	$842	34%
Increase (decrease) in taxes resulting from:
State tax (net of federal benefit)	77	1	231	9
Officers’ life insurance	(287)	(5)	(54)	(2)
Municipal interest	(49)	(1)	(55)	(2)
Other tax preference items	9	0	30	1
Valuation allowance change	38	1	(7,584)	(306)
Tax expense (benefit)	$1,604	30%	$(6,590)	(266)%